STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (56,128)	$ (47,344)	$ (31,964)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,506	1,300	1,451
Amortization of debt issuance costs and debt discount	222	199	212
Stock-based compensation	7,392	5,899	641
Remeasurement of embedded derivatives		(835)	(378)
Write off of embedded derivatives		1,066
Noncash interest expense and other charges	1,812	2,074	3,485
Loss on extinguishment of convertible notes		86	1,234
Provision for doubtful accounts receivable	3
Provision for excess and obsolete inventories	797	(26)	(48)
Changes in operating assets and liabilities:
Accounts receivable	(1,512)	7	(441)
Inventories	(6,099)	(2,307)	1,714
Prepaid expenses and other current assets	(130)	(363)	444
Other assets	13	(35)	2
Accounts payable	470	84	17
Accrued compensation	(275)	1,936	(128)
Accrued expenses and other current liabilities	(191)	(962)	2,080
Other long-term liabilities and accrued interest	(949)	(1,662)	(122)
Net cash used in operating activities	(53,069)	(40,883)	(21,801)
Cash flows from investing activities
Purchase of property and equipment	(971)	(577)	(117)
Restricted cash		255
Net cash used in investing activities	(971)	(322)	(117)
Cash flows from financing activities
Principal paydown of capital lease obligations	(27)	(22)	(17)
Payments on borrowing		(27,625)
Proceeds from convertible notes, net of issuance costs			4,700
Proceeds from borrowings, net of issuance costs	9,716	29,124
Proceeds from the issuance of convertible preferred stock, net of issuance costs		6,176	19,155
Proceeds from the issuance of common stock related to CRG loan, net of issuance costs		4,794
Proceeds from public offerings, net of issuance costs	36,583	58,746
Proceeds from the exercise of common stock warrants		323
Payments for deferred initial public offering costs			(1,848)
Proceeds from the issuance of common stock	805	432	23
Net cash provided by financing activities	47,077	71,948	22,013
Net change in cash and cash equivalents	(6,963)	30,743	95
Cash and cash equivalents, beginning of period	43,059	12,316	12,221
Cash and cash equivalents, end of period	36,096	43,059	12,316
Supplemental disclosure of cash flow information
Cash paid for interest	4,354	5,934	2,281
Noncash investing and financing activities:
Conversion of convertible preferred stock to common stock in connection with the IPO		137,632
Accounts payable for purchases of property and equipment	24	16
Modification of convertible preferred stock		2,384
Reclass of warrants liability to additional paid-in capital			34
Vesting of common stock subject to repurchase		18	5
Issuance of common stock warrants		804	175
Transfer between inventory and property and equipment	$ 2,245	$ 921	(916)
Conversion of convertible notes and accrued interest into Series E convertible preferred stock			$ 11,582